Interest expense and other financial income & expense - Other financial income & expense (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income		$ 8	$ 2	$ 0
Loss on extinguishment of financial debt	$ (4)	(4)	0	0
Other financial expense		(18)	(3)	(3)
Monetary loss from hyperinflation accounting		(2)	(1)	0
Currency result, net		(16)	(26)	(20)
Total other financial income & expense		$ (32)	$ (28)	$ (23)